DEBT (Tables)	12 Months Ended
Dec. 31, 2018
DEBT
Schedule of debt

	December 31,	December 31,
Description	2018	2017	Maturity	Interest Rate
	(Dollars in millions)
Long-term and other debt:
2017 revolving line of credit	$740.0	$475.0	June 2022	(1)
2017 term loans	2,938.1	3,014.4	June 2022	(1)
BrandLoyalty credit agreement	183.7	198.0	June 2020	(2)
Senior notes due 2020	—	500.0	—	—
Senior notes due 2021	500.0	500.0	November 2021	5.875%
Senior notes due 2022	600.0	600.0	August 2022	5.375%
Senior notes due 2022 (€400.0 million)	458.8	479.9	March 2022	4.500%
Senior notes due 2023 (€300.0 million)	344.1	359.9	November 2023	5.250%
Total long-term and other debt	5,764.7	6,127.2
Less: Unamortized debt issuance costs	39.3	56.3
Less: Current portion	138.9	127.2
Long-term portion	$5,586.5	$5,943.7

Deposits:
Certificates of deposit	$8,395.1	$7,526.0	Various – Jan 2019 – Dec 2023	1.25% to 4.00%
Money market deposits	3,424.3	3,429.4	Non-maturity	(3)
Total deposits	11,819.4	10,955.4
Less: Unamortized debt issuance costs	25.7	24.5
Less: Current portion	6,537.7	6,366.2
Long-term portion	$5,256.0	$4,564.7

Non-recourse borrowings of consolidated securitization entities:
Fixed rate asset-backed term note securities	$4,893.3	$4,704.7	Various – Mar 2019 – Oct 2021	1.72% to 3.95%
Floating rate asset-backed term note securities	—	360.0	—	—
Conduit asset-backed securities	2,770.0	3,755.0	Various – Nov 2019 – Sept 2020	(4)
Total non-recourse borrowings of consolidated securitization entities	7,663.3	8,819.7
Less: Unamortized debt issuance costs	11.6	12.4
Less: Current portion	2,717.6	1,339.9
Long-term portion	$4,934.1	$7,467.4
(1)

The interest rate is based upon the London Interbank Offered Rate (“LIBOR”) plus an applicable margin. At December 31, 2018, the weighted average interest rate was 4.22% and 4.27% for the revolving line of credit and term loans, respectively.

(2)

The interest rate is based upon the Euro Interbank Offered Rate plus an applicable margin. At December 31, 2018, the weighted average interest rate was 1.22% and 1.65% for the BrandLoyalty revolving line of credit and term loans, respectively.

(3)	The interest rates are based on the Federal Funds rate plus an applicable margin. At December 31, 2018, the interest rates ranged from 1.90% to 2.71%.
(4)

The interest rate is based upon LIBOR or the asset-backed commercial paper costs of each individual conduit provider plus an applicable margin. At December 31, 2018, the interest rates ranged from 3.48% to 3.79%.

Schedule of maturity of debt

The future principal payments for the Company’s debt as of December 31, 2018 are as follows:

			Non-Recourse
			Borrowings of
	Long-Term		Consolidated
	and		Securitization
Year	Other Debt	Deposits	Entities
	(In millions)
2019	$139.0	$6,540.2	$2,719.0
2020	311.8	2,220.1	3,092.2
2021	652.6	1,473.9	1,852.1
2022	4,317.2	1,057.4	—
2023	344.1	527.8	—
Thereafter	—	—	—
Total maturities	5,764.7	11,819.4	7,663.3
Unamortized debt issuance costs	(39.3)	(25.7)	(11.6)
	$5,725.4	$11,793.7	$7,651.7